Goodwill - Additional Information (Detail) (USD $)	12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2010 Poster frame network	Dec. 31, 2011 Poster frame network	Dec. 31, 2010 Poster frame network	Dec. 31, 2011 LCD display network	Dec. 31, 2010 LCD display network	Dec. 31, 2011 Traditional outdoor billboards
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill impairment	$ 5,736,134	$ 87,608,201		$ 0	$ 5,736,134	$ 0	$ 0	$ 0
Contingent consideration			$ 5,736,134		$ 9,814,885		$ 5,038,676